INVESTMENT IN JOINT VENTURE - Financial Impact of JV (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total net assets	$ 38,609
Total current assets	67,160	$ 86,855
Total current liabilities	(18,415)	(16,351)
JCU
Statement [Line Items]
Total current assets	2,273	4,851
Total non-current assets	38,371	38,067
Total current liabilities	(1,949)	(134)
Total non-current liabilities	(86)
Total net assets	$ 38,609	$ 42,784